Defiance Daily Target 2X Long LLY ETF
Schedule of Investments
July 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 31.5%
Money Market Funds - 9.5%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	4,191,486	$4,191,486

U.S. Treasury Bills - 22.0%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	9,796,000	9,772,490

TOTAL SHORT-TERM INVESTMENTS (Cost $13,961,628)		13,963,976

TOTAL INVESTMENTS - 31.5% (Cost $13,961,628)		$13,963,976
Other Assets in Excess of Liabilities - 68.5%		30,344,395
TOTAL NET ASSETS - 100.0%		$44,308,371

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Long LLY ETF
Schedule of Total Return Swaps Contracts
July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 15.5%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Eli Lilly & Co.	BMO Capital Markets Corp.	Receive	OBFR + 3.00%	Termination(a)	10/29/2026	$12,170,811	$—
Eli Lilly & Co.	Cantor Fitzgerald & Co.	Receive	OBFR + 5.00%	Termination(a)	09/08/2028	9,358,451	—
Eli Lilly & Co.	Clear Street LLC	Receive	OBFR + 1.25%	Termination(e)	10/13/2026	10,411,937	—
Eli Lilly & Co.	Marex Capital Markets, Inc.	Receive	OBFR + 2.00%	Termination(c)	10/01/2026	10,684,212	3,445,485
Eli Lilly & Co.	Morgan Stanley & Co., Inc.	Receive	OBFR + 2.50%	Termination(b)	10/14/2028	25,734,016	—
Eli Lilly & Co.	National Bank of Canada Financial, Inc.	Receive	OBFR + 3.99%	Termination(d)	01/31/2033	10,889,854	1,001,538
Eli Lilly & Co.	Nomura Securities International, Inc.	Receive	OBFR + 3.00%	Termination(f)	03/31/2033	9,267,692	2,400,981
							6,848,004

Net Unrealized Appreciation (Depreciation)							6,848,004

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(f)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.